Expenses by nature	12 Months Ended
Dec. 31, 2021
Expenses by nature

7	Expenses by nature

Accounting policy

Cost of sales mainly consists of the cost of manufacturing the products sold by the Company and is recognized in the income statement on the date of delivery to the customer at the same time revenue is recognized from the related sale.

Selling, general and administrative expenses are recognized on the accrual basis regardless of when they are paid and, if applicable, in the same period in which the income with which they are related is recognized.

				2021	2020	2019
	Cost of sales (i)	Selling, general and administrative	Mineral exploration and project evaluation	Total	Total	Total
Raw materials and consumables used	(1,188,495)	(1,233)	-	(1,189,728)	(856,300)	(1,063,094)
Third-party services	(373,282)	(40,839)	(52,950)	(467,071)	(407,695)	(574,228)
Depreciation and amortization	(251,657)	(7,019)	(35)	(258,711)	(243,925)	(317,892)
Employee benefit expenses	(140,418)	(65,009)	(17,688)	(223,115)	(213,865)	(254,251)
Others	(12,184)	(42,686)	(14,370)	(69,240)	(50,966)	(73,937)
	(1,966,036)	(156,786)	(85,043)	(2,207,865)	(1,772,751)	(2,283,402)

(i) In 2021, cost of sales was reduced by USD 19,407 due to GSF recovered costs related to the extension of the concession period of NEXA’s Brazilian energy power plants as explained in note 22.